Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 1,154,964	$ 1,446,029	$ 1,369,210
Prepaid expenses	80,043	75,103	59,405
Accounts receivable	125,569	168,770	173,151
Inventory	1,027,298	1,089,979	3,601,026
Vendor deposits			3,053,821
Total Current Assets	2,387,874	2,779,881	8,256,613
Operating lease right-of-use asset, net	337,036	372,451	507,706
Property and equipment, net	601,443	618,899	711,615
Other assets	13,408	13,408	13,408
TOTAL ASSETS	3,339,761	3,784,639	9,489,342
Current Liabilities
Accounts payable and accrued expenses	8,822,759	8,026,784	5,089,009
Convertible notes payable	25,000	25,000	25,000
Current portion of notes payable, net of discounts	19,156,250	18,837,500	4,447,605
Customer deposits			250,000
Derivative liabilities	754,073	1,216,078	4,314,270
Operating lease liability, current portion	151,800	147,993	133,508
Deferred liability	490,855	490,495	490,000
Liabilities of discontinued operations	1,034,811	1,038,384	1,059,837
Total Current Liabilities	30,435,548	29,782,234	15,809,229
Long Term Liabilities
Notes payable, net of discount	298,443	284,203	14,272,500
Operating lease liability, net of current portion	197,197	236,389	384,382
TOTAL LIABILITIES	30,931,188	30,302,826	30,466,111
COMMITMENTS AND CONTINGENCIES
Stockholders’ Deficit
Preferred stock, value	3	3	3
Common stock (6,990,000,000 shares authorized, par value $0.001; 5,481,513,400 and 4,771,275,349 shares issued and outstanding as of December 31, 2023, and 2022, respectively)	5,821,817	5,481,513	4,771,275
Treasury stock, at cost, 47,500 shares of Series C Preferred Stock and 18,667 shares of Series D Preferred Stock	(11,249,934)	(11,249,934)	(11,249,934)
Common stock to be issued; 637,755 shares	638	638	638
Additional paid in capital	198,715,100	198,704,849	197,586,824
Accumulated deficit	(220,094,275)	(218,670,480)	(211,300,799)
Total Ozop Energy Solutions, Inc. stockholders’ deficit	(26,806,650)	(25,733,410)	(20,191,992)
Noncontrolling interest	(784,777)	(784,777)	(784,777)
TOTAL STOCKHOLDERS’ DEFICIT	(27,591,427)	(26,518,187)	(20,976,769)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	3,339,761	3,784,639	9,489,342
Series D Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value	1	1	1
Series E Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value		$ 3	$ 3